INCOME AND SOCIAL CONTRIBUTION TAXES (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
DEFERRED TAXES AND TAXES RECOVERABLE
Statutory tax rate	34	34
Income tax rate	25.00%	25.00%
Social contribution tax rate	9.00%	9.00%
Income before taxes	R$ 5,730,773	R$ 5,134,722	R$ 4,393,456
Income and social contribution tax expenses, at the tax rate of 34%	(1,948,463)	(1,745,805)	(1,493,775)
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 11)	537	423	692
Unclaimed interest on equity	(21,843)	(11,432)	(6,552)
Temporary differences in subsidiaries	2,007
Non-deductible expenses, gifts, incentives	(94,413)	(88,916)	(139,752)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years	132,080
Tax benefit related to interest on equity allocated	821,657	738,529	593,615
Other (additions) exclusions	(13,545)	57,721	72,565
Tax	R$ (1,121,983)	R$ (1,049,480)	R$ (973,207)
Effective rate	19.6	20.4	22.2
Current income and social contribution taxes	R$ (580,578)	R$ (288,063)	R$ (939,500)
Deferred income and social contribution taxes	R$ (541,405)	R$ (761,417)	R$ (33,707)